DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS FOR BATTERIES AND PET CARE (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 42	$ (213)	$ (276)	$ (696)	$ 170	$ 207	$ 517	$ 233	$ (1,143)	$ 1,127	$ 1,056
Batteries [Member]
Disposal Group, Including Discontinued Operation, Revenue									2,226	2,552	2,465
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax									479	548	513
Disposal Group, Including Discontinued Operation, Other Expense									(2,174)	0	0
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period									(140)	(159)	(165)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									0	0	0
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation									0	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(1,835)	389	348
Pet Care Business [Member]
Disposal Group, Including Discontinued Operation, Revenue									251	1,475	1,586
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax									0	130	151
Disposal Group, Including Discontinued Operation, Other Expense									0	0	0
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period									(4)	(52)	(50)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									195	0	0
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation									(142)	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									49	78	101
Pet Care and Batteries [Member]
Disposal Group, Including Discontinued Operation, Revenue									2,477	4,027	4,051
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax									479	678	664
Disposal Group, Including Discontinued Operation, Other Expense									(2,174)	0	0
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period									(144)	(211)	(215)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									195	0	0
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation									(142)	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ (1,786)	$ 467	$ 449